As filed with the Securities and Exchange Commission on November 6, 2020

Securities Act File No. 333-239127

Investment Company Act File No.  811-23577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [ 1 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. [ 3 ]

(Check appropriate box or boxes)

2nd Vote Funds

(Exact Name of Registrant as Specified in Charter)

 462 Sandcastle Rd.

Franklin, TN 37069

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (615) 240-7500

Corporation Service Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies to:

Daniel Grant

2nd Vote Advisers, LLC

462 Sandcastle Rd.
Franklin, TN 37069

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

2ndVote Life Neutral Plus ETF

2ndVote Society Defended ETF

The purpose of this filing is to file risk/return summary information for each series in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Franklin, State of Tennessee on this 6th day of November, 2020.

2nd Vote Funds

By:	/s/ Daniel Grant
Daniel Grant
President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel Grant	President and Chief Executive Officer (Principal Executive Officer), Trustee	November 6, 2020
Daniel Grant

/s/ Troy M. Statczar
Troy M. Statczar	Principal Financial Officer and Treasurer	November 6, 2020

*
Timothy Booth	Trustee	November 6, 2020

*
David L. Dunavant	Trustee	November 6, 2020

*
Peter W. Hastings	Trustee	November 6, 2020

*/s/ Daniel Grant

Daniel Grant

Attorney-In-Fact, pursuant to power of attorney

(Pursuant to Powers of Attorney, previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase